Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2019
Registrant Name	OSI ETF Trust
Entity Central Index Key	0001672826
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 29, 2019
Document Effective Date	Oct. 29, 2019
Prospectus Date	Oct. 31, 2019
O'Shares FTSE U.S. Quality Dividend ETF | O'Shares FTSE U.S. Quality Dividend ETF
Prospectus:
Trading Symbol	OUSA
O'Shares FTSE Russell Small Cap Quality Dividend ETF | O'Shares FTSE Russell Small Cap Quality Dividend ETF
Prospectus:
Trading Symbol	OUSM
O'Shares Global Internet Giants ETF | O'Shares Global Internet Giants ETF
Prospectus:
Trading Symbol	OGIG
O'Shares FTSE Europe Quality Dividend ETF | O'Shares FTSE Europe Quality Dividend ETF
Prospectus:
Trading Symbol	OEUR
O'Shares U.S. Large Cap Quality Growth ETF | O'Shares U.S. Large Cap Quality Growth ETF
Prospectus:
Trading Symbol	OGRO
O'Shares U.S. Small Cap Quality Growth ETF | O'Shares U.S. Small Cap Quality Growth ETF
Prospectus:
Trading Symbol	OGRS
O'Shares Quality Robotics and Artificial Intelligence ETF | O'Shares Quality Robotics and Artificial Intelligence ETF
Prospectus:
Trading Symbol	OBOT
O'Shares Quality Artificial Intelligence ETF | O'Shares Quality Artificial Intelligence ETF
Prospectus:
Trading Symbol	OQAI